INCOME TAXES - Schedule of Deferred Income Tax Assets And Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax assets:
Impairment of long-term investments	¥ 11,750	¥ 11,750
Tax loss carry forwards	354,806	281,813
Advertising expense	35,210	30,955
Others	6,069	5,326
Total deferred income tax assets	407,835	329,844
Valuation allowance	(367,708)	(288,844)	¥ (146,371)	¥ (139,177)
Deferred income tax assets, net	40,127	41,000
Deferred income tax liabilities:
Valuation appreciation of intangible assets	750	1,067
Deferred income tax liabilities	¥ 750	¥ 1,067